Income Taxes (Components of Provision (Benefit)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Current Provision (benefit), The Company and domestic subsidiaries	¥ 248	¥ 411	¥ 555
Current Provision (benefit), Foreign subsidiaries	2,027	1,243	1,841
Deferred Provision (benefit), The Company and domestic subsidiaries	545	(272)	(1,513)
Deferred Provision (benefit), Foreign subsidiaries	(2,759)	1,111	(2,123)
Total Provision (benefit) for income taxes	¥ 61	¥ 2,493	¥ (1,240)